Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
The calculation of the earnings per share is detailed below:

Accounts	December 31, 2024	December 31, 2023	December 31, 2022
Numerator:
Profit attributable to owners of the Bank	360,405,364	341,579,597	399,017,982
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	360,405,364	341,579,597	399,017,982
Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos) (1)	588.2152	557.4898	651.2346
Diluted earnings per share (in pesos) (1)	588.2152	557.4898	651.2346
(1)Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.